Fees and Expenses	Aug. 31, 2025 USD ($)
BNY Mellon Dynamic Value Fund
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses
Expense Narrative [Text Block]

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and examples below. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the fund or shares of other funds in the BNY Mellon Family of Funds that are subject to a sales charge. More information about sales charges, including these and other discounts and waivers, is available from your financial professional and in the Shareholder Guide section beginning on page 9 of the prospectus, in the Appendix on page A-1 of the prospectus and in the How to Buy Shares section and the Additional Information About How to Buy Shares section beginning on page II-1 and page III-1, respectively, of the fund's Statement of Additional Information.

Expense Breakpoint Discounts [Text]	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the fund or shares of other funds in the BNY Mellon Family of Funds that are subject to a sales charge.
Expense Breakpoint, Minimum Investment Required [Amount]	$ 50,000
Shareholder Fees Caption [Optional Text]	Shareholder Fees (fees paid directly from your investment)
Shareholder Fees [Table]
Shareholder Fees - BNY Mellon Dynamic Value Fund	A		C	I	Y
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	5.75%		0.00%	0.00%	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	0.00%	[1]	1.00%	0.00%	0.00%
[1]	Class A shares bought without an initial sales charge as part of an investment of $1 million or more may be charged a deferred sales charge of 1.00% if redeemed within one year.

Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]
Annual Fund Operating Expenses - BNY Mellon Dynamic Value Fund		A	C	I	Y
Management Fees (as a percentage of Assets)		0.60%	0.60%	0.60%	0.60%
Distribution and Service (12b-1) Fees		0.00%	0.75%	0.00%	0.00%
Component2 Other Expenses		0.25%	0.25%	0.00%	0.00%
Component3 Other Expenses		0.09%	0.11%	0.11%	0.03%
Other Expenses (as a percentage of Assets):		0.34%	0.36%	0.11%	0.03%
Expenses (as a percentage of Assets)		0.94%	1.71%	0.71%	0.63%
Fee Waiver or Reimbursement	[1]	(0.01%)	(0.03%)	(0.03%)	0.00%
Net Expenses (as a percentage of Assets)		0.93%	1.68%	0.68%	0.63%
Fee Waiver or Reimbursement over Assets, Date of Termination		December 31, 2026	December 31, 2026	December 31, 2026	December 31, 2026
[1]	The fund's investment adviser, BNY Mellon Investment Adviser, Inc., has contractually agreed, until December 31, 2026, to waive receipt of its fees and/or assume the direct expenses of the fund so that the direct expenses of none of the fund's share classes (excluding Rule 12b-1 fees, shareholder services fees, taxes, interest expense, brokerage commissions, commitment fees on borrowings and extraordinary expenses) exceed .68%. On or after December 31, 2026, BNY Mellon Investment Adviser, Inc. may terminate this expense limitation agreement at any time.

Expense Example [Heading]	Example
Expense Example Narrative [Text Block]

The Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. The one-year example and the first year of the three-, five- and ten-years examples are based on net operating expenses, which reflect the expense limitation agreement by BNY Mellon Investment Adviser, Inc. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, With Redemption [Table]
Expense Example - BNY Mellon Dynamic Value Fund - USD ($)	A	C	I	Y
Expense Example, with Redemption, 1 Year	$ 664	$ 271	$ 69	$ 64
Expense Example, with Redemption, 3 Years	856	536	224	202
Expense Example, with Redemption, 5 Years	1,064	925	392	351
Expense Example, with Redemption, 10 Years	$ 1,662	$ 2,017	$ 880	$ 786

Expense Example, No Redemption [Table]
Expense Example, No Redemption - BNY Mellon Dynamic Value Fund - USD ($)	A	C	I	Y
Expense Example, No Redemption, 1 Year	$ 664	$ 171	$ 69	$ 64
Expense Example, No Redemption, 3 Years	856	536	224	202
Expense Example, No Redemption, 5 Years	1,064	925	392	351
Expense Example, No Redemption, 10 Years	$ 1,662	$ 2,017	$ 880	$ 786

Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 95.20% of the average value of its portfolio.

Portfolio Turnover, Rate	95.20%
BNY Mellon Dynamic Value Fund | A
Prospectus [Line Items]
Expenses Deferred Charges [Text Block]	Class A shares bought without an initial sales charge as part of an investment of $1 million or more may be charged a deferred sales charge of 1.00% if redeemed within one year.
BNY Mellon Opportunistic Midcap Value Fund
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses
Expense Narrative [Text Block]

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and examples below. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the fund or shares of other funds in the BNY Mellon Family of Funds that are subject to a sales charge. More information about sales charges, including these and other discounts and waivers, is available from your financial professional and in the Shareholder Guide section beginning on page 9 of the prospectus, in the Appendix on page A-1 of the prospectus and in the How to Buy Shares section and the Additional Information About How to Buy Shares section beginning on page II-1 and page III-1, respectively, of the fund's Statement of Additional Information.

Expense Breakpoint Discounts [Text]	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the fund or shares of other funds in the BNY Mellon Family of Funds that are subject to a sales charge.
Expense Breakpoint, Minimum Investment Required [Amount]	$ 50,000
Shareholder Fees Caption [Optional Text]	Shareholder Fees (fees paid directly from your investment)
Shareholder Fees [Table]
Shareholder Fees - BNY Mellon Opportunistic Midcap Value Fund	A		C	I	Y
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	5.75%		0.00%	0.00%	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	0.00%	[1]	1.00%	0.00%	0.00%
[1]	Class A shares bought without an initial sales charge as part of an investment of $1 million or more may be charged a deferred sales charge of 1.00% if redeemed within one year.

Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]
Annual Fund Operating Expenses - BNY Mellon Opportunistic Midcap Value Fund	A	C	I	Y
Management Fees (as a percentage of Assets)	0.75%	0.75%	0.75%	0.75%
Distribution and Service (12b-1) Fees	0.00%	0.75%	0.00%	0.00%
Component2 Other Expenses	0.25%	0.25%	0.00%	0.00%
Component3 Other Expenses	0.16%	0.24%	0.23%	0.11%
Other Expenses (as a percentage of Assets):	0.41%	0.49%	0.23%	0.11%
Expenses (as a percentage of Assets)	1.16%	1.99%	0.98%	0.86%

Expense Example [Heading]	Example
Expense Example Narrative [Text Block]

The Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, With Redemption [Table]
Expense Example - BNY Mellon Opportunistic Midcap Value Fund - USD ($)	A	C	I	Y
Expense Example, with Redemption, 1 Year	$ 686	$ 302	$ 100	$ 88
Expense Example, with Redemption, 3 Years	922	624	312	274
Expense Example, with Redemption, 5 Years	1,177	1,073	542	477
Expense Example, with Redemption, 10 Years	$ 1,903	$ 2,317	$ 1,201	$ 1,061

Expense Example, No Redemption [Table]
Expense Example, No Redemption - BNY Mellon Opportunistic Midcap Value Fund - USD ($)	A	C	I	Y
Expense Example, No Redemption, 1 Year	$ 686	$ 202	$ 100	$ 88
Expense Example, No Redemption, 3 Years	922	624	312	274
Expense Example, No Redemption, 5 Years	1,177	1,073	542	477
Expense Example, No Redemption, 10 Years	$ 1,903	$ 2,317	$ 1,201	$ 1,061

Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 64.98% of the average value of its portfolio.

Portfolio Turnover, Rate	64.98%
BNY Mellon Opportunistic Midcap Value Fund | A
Prospectus [Line Items]
Expenses Deferred Charges [Text Block]	Class A shares bought without an initial sales charge as part of an investment of $1 million or more may be charged a deferred sales charge of 1.00% if redeemed within one year.
BNY Mellon Opportunistic Small Cap Fund
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses
Expense Narrative [Text Block]

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and examples below.

Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]
Annual Fund Operating Expenses - BNY Mellon Opportunistic Small Cap Fund		Investor	I	Y
Management Fees (as a percentage of Assets)		0.75%	0.75%	0.75%
Component2 Other Expenses		0.25%	0.00%	0.00%
Component3 Other Expenses		0.19%	0.25%	0.13%
Other Expenses (as a percentage of Assets):		0.44%	0.25%	0.13%
Expenses (as a percentage of Assets)		1.19%	1.00%	0.88%
Fee Waiver or Reimbursement	[1]	(0.10%)	(0.10%)	(0.10%)
Net Expenses (as a percentage of Assets)		1.09%	0.90%	0.78%
[1]	The fund's investment adviser, BNY Mellon Investment Adviser, Inc., has contractually agreed to waive receipt of a portion of its management fee in the amount of .10% of the value of the fund's average daily net assets until December 31, 2026. On or after December 31, 2026, BNY Mellon Investment Adviser, Inc. may terminate this waiver agreement at any time.

Expense Example [Heading]	Example
Expense Example Narrative [Text Block]

The Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated and then hold or redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. The Example is based on net operating expenses, which reflects the contractual undertaking by BNY Mellon Investment Adviser, Inc. and, for the one-year example and the first year of the three-, five- and ten-years examples, reflects the management fee waiver agreement by BNY Mellon Investment Adviser, Inc. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, With Redemption [Table]
Expense Example - BNY Mellon Opportunistic Small Cap Fund - USD ($)	Investor	I	Y
Expense Example, with Redemption, 1 Year	$ 111	$ 92	$ 80
Expense Example, with Redemption, 3 Years	368	308	271
Expense Example, with Redemption, 5 Years	645	543	478
Expense Example, with Redemption, 10 Years	$ 1,434	$ 1,216	$ 1,075

Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 68.31% of the average value of its portfolio.

Portfolio Turnover, Rate	68.31%
BNY Mellon Technology Growth Fund
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses
Expense Narrative [Text Block]

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and examples below. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the fund or shares of other funds in the BNY Mellon Family of Funds that are subject to a sales charge. More information about sales charges, including these and other discounts and waivers, is available from your financial professional and in the Shareholder Guide section beginning on page 10 of the prospectus, in the Appendix on page A-1 of the prospectus and in the How to Buy Shares section and the Additional Information About How to Buy Shares section beginning on page II-1 and page III-1, respectively, of the fund's Statement of Additional Information.

Expense Breakpoint Discounts [Text]	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the fund or shares of other funds in the BNY Mellon Family of Funds that are subject to a sales charge.
Expense Breakpoint, Minimum Investment Required [Amount]	$ 50,000
Shareholder Fees Caption [Optional Text]	Shareholder Fees (fees paid directly from your investment)
Shareholder Fees [Table]
Shareholder Fees - BNY Mellon Technology Growth Fund	A		C	I	Y
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	5.75%		0.00%	0.00%	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	0.00%	[1]	1.00%	0.00%	0.00%
[1]	Class A shares bought without an initial sales charge as part of an investment of $1 million or more may be charged a deferred sales charge of 1.00% if redeemed within one year.

Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]
Annual Fund Operating Expenses - BNY Mellon Technology Growth Fund	A	C	I	Y
Management Fees (as a percentage of Assets)	0.75%	0.75%	0.75%	0.75%
Distribution and Service (12b-1) Fees	0.00%	0.75%	0.00%	0.00%
Component2 Other Expenses	0.25%	0.25%	0.00%	0.00%
Component3 Other Expenses	0.16%	0.22%	0.19%	0.10%
Other Expenses (as a percentage of Assets):	0.41%	0.47%	0.19%	0.10%
Expenses (as a percentage of Assets)	1.16%	1.97%	0.94%	0.85%

Expense Example [Heading]	Example
Expense Example Narrative [Text Block]

The Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, With Redemption [Table]
Expense Example - BNY Mellon Technology Growth Fund - USD ($)	A	C	I	Y
Expense Example, with Redemption, 1 Year	$ 686	$ 300	$ 96	$ 87
Expense Example, with Redemption, 3 Years	922	618	300	271
Expense Example, with Redemption, 5 Years	1,177	1,062	520	471
Expense Example, with Redemption, 10 Years	$ 1,903	$ 2,296	$ 1,155	$ 1,049

Expense Example, No Redemption [Table]
Expense Example, No Redemption - BNY Mellon Technology Growth Fund - USD ($)	A	C	I	Y
Expense Example, No Redemption, 1 Year	$ 686	$ 200	$ 96	$ 87
Expense Example, No Redemption, 3 Years	922	618	300	271
Expense Example, No Redemption, 5 Years	1,177	1,062	520	471
Expense Example, No Redemption, 10 Years	$ 1,903	$ 2,296	$ 1,155	$ 1,049

Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 33.84% of the average value of its portfolio.

Portfolio Turnover, Rate	33.84%
BNY Mellon Technology Growth Fund | A
Prospectus [Line Items]
Expenses Deferred Charges [Text Block]	Class A shares bought without an initial sales charge as part of an investment of $1 million or more may be charged a deferred sales charge of 1.00% if redeemed within one year.